CMA

CMA Money Fund


Semi-Annual Report













September 30, 1995


MERRILL LYNCH BULL LOGO






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government.






CMA Money Fund
Box 9011
Princeton, NJ 08543-9011







DEAR SHAREHOLDER:

For the six-month period ended September 30, 1995, CMA Money Fund paid shareholders a net annualized dividend of 5.59%*. As of September 30, 1995, the Fund's 7-day yield was 5.33%.

The Environment
After losing momentum through the second calendar quarter, it now appears that the US economy has resumed a moderate growth trend. Gross domestic product growth for the three months ended June 30 was revised to show that the economy expanded at a 1.1% pace, rather than the 0.5% rate that was originally reported. The employment report for August exceeded consensus expectations, although most of the new jobs created were in the service sector, reflecting the ongoing sluggishness in manufacturing. However, durable goods orders rebounded somewhat in August, supported by stronger automobile sales. Reflecting the trend of renewed economic growth--and continued containment of inflationary pressures--the Federal Reserve Board signaled no shift in monetary policy following its September meeting.

One of the major developments during the latter part of the period under review was the strengthening of the US dollar relative to the yen and the Deutschemark. Improving interest rate differentials favoring the US currency, combined with coordinated central bank intervention and more positive investor sentiment, have helped to bolster the dollar in foreign exchange markets. Other factors that appear to be improving the US dollar's outlook in the near term are a pick-up in capital flows to the United States and the prospect of increased capital outflows from Japan. However, it remains to be seen if the US dollar's strengthening trend can continue without significant improvements in the US budget and trade deficits.


[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


In the weeks ahead, investor interest will continue to focus on US economic activity. Clear signs of a moderate, noninflationary expansion could further benefit the US stock and bond markets. In addition, should the current Federal budget deficit reduction efforts now underway in Washington prove successful, the implications would likely be positive for the US financial markets.

Portfolio Matters
Since our last report to shareholders, CMA Money Fund's average portfolio maturity ranged from a low of 58 days to a high of 89 days. This range reflects the transition from our earlier cautious stance to a more constructive one in the face of weaker economic performance and the bias of the Federal Reserve Board toward an easier monetary policy.

Our outlook began to turn constructive in April, when evidence of a weakening economy began to appear. Specifically, the report on March employment showed a sharp drop in non-farm payrolls, and other reports showed a moderation in consumer spending. Accordingly, we gradually increased the Fund's average life to the low 70-day range by month-end. This move was effected mainly through the purchase of one-year Government agency securities, which we thought would benefit from a tightening of quality spreads at lower yield levels.

May and June provided continued signs of economic slowing with the employment and retail sales reports both showing weakness. Along with this weakness came strong demand from investors in the fixed-income market, causing a continued flattening of the yield curve and a further tightening of quality spreads. We took a position in nine-month Treasury notes, which represented a steep portion of the yield curve. Later with the financing rate still relatively high, we maintained a modest barbell structure, emphasizing a large overnight position to capture the high financing rate, and positions in the six-month sector.

Following the Federal Reserve Board's early July decision to reduce the Federal Funds target rate by 25 basis points (0.25%) to 5.75%, portions of the short end of the yield curve inverted temporarily. We executed several shortening trades to exploit this opportunity, picking up yield while reducing exposure. Additionally, we established positions in bank and corporate floating rate paper tied to the Federal Funds rate.

August provided some final opportunities to shorten up along an inverted yield curve. We were able to sell October Government agency discount notes to purchase September Government agency discount notes for a slight yield advantage. With economic reports extremely mixed, the market weakened as investors began to believe that the possibility of an easing of monetary policy was more remote. We maintained the Fund's average life in the high 70-day area mainly through the purchase of high-quality six-month money market instruments.

In September, with continued evidence of slow growth combined with benign inflation, the Fund maintained an average life in the high 70-day area. With the short end of the yield curve still extremely flat, we focused on overnight repurchase agreements and one-month commercial paper along with three-month and six-month money markets. The longer sectors were attractive because they provided some incremental return versus financing rates. We were also able to establish positions in 10-month--15-month Treasury notes, an area which provided good relative value along the curve.

Looking ahead, with little pressure on prices and debates raging in Washington over budget deficit reduction, we believe interest rates still have room to move lower in the near future. Accordingly, we will maintain the Fund's constructive stance with an eye on the economic data looking for signs of a potential rebound.

The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:




                                         9/30/95        3/31/95

Bank Notes                                  5.6%           1.0%
Certificates of Deposit                      --            0.1
Certificates of Deposit--
European                                    3.9            3.2
Certificates of Deposit--
Yankee*                                     5.3            3.7
Commercial Paper                           37.2           40.8
Corporate Notes                             2.3             --
Master Notes                                1.5            1.7
Medium-Term Notes                           2.3            1.1
Repurchase Agreements                       2.5            1.2
Time Deposits                                --            0.9
US Government, Agency &
Instrumentality Obligations--
Discount Notes                              7.5           20.3
US Government &
Agency Obligations--
Non-Discount Notes                         33.4           29.4
Liabilities in Excess
of Other Assets                            (1.5)          (3.4)
                                       ---------      ---------
Total                                     100.0%         100.0%
                                       =========      =========

[FN]
*US branches of foreign banks.


In Conclusion
We thank you for your ongoing interest in CMA Money Fund, and we look forward to sharing our investment strategies and objectives with you in our next report to shareholders.

Sincerely,






(Arthur Zeikel)
Arthur Zeikel
President






(Kevin J. McKenna)
Kevin J. McKenna
Vice President and Portfolio Manager



November 2, 1995








CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995             (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                                      Bank Notes--5.6%

Banc One, Chicago           $ 100,000     6.12++ %   9/05/96     $   99,973

Banc One, Columbus             69,000     6.48++     9/18/96         68,948

Banc One, Milwaukee           106,000     6.11++     8/28/96        105,963

Banc One, Texas               125,000     6.11++     9/05/96        124,955

Banc of America, Illinois     100,000     5.86       1/17/96         99,997
                              100,000     5.87       1/17/96        100,000

Bank of America               100,000     5.75      10/20/95         99,992
N.T. & S.A.                    50,000     5.80      10/25/95         49,997

First Bank N.A.,              100,000     5.793++    5/06/96         99,983
Milwaukee

First Bank of                  50,000     5.80      10/06/95         50,000
South Dakota

First Union National           50,000     6.23      10/31/95         50,011
Bank, North Carolina

Key Bank of New York          100,000     6.50++     8/16/96         99,958
                               50,000     6.49++     9/06/96         49,968

Key Bank of Washington         50,000     6.49++     9/06/96         49,968

Morgan Guaranty                90,000     6.07++     7/05/96         89,954
Trust Company

NBD Bank N.A., Detroit         95,000     6.40       4/25/96         95,212

Society National Bank,         25,000     6.575++    3/20/96         25,002
Cleveland                      75,000     6.50++     8/16/96         74,968
                               50,000     6.49++     9/06/96         49,968

Trust Company,                100,000     6.50       3/21/96        100,234
Bank, Atlanta

Wachovia Bank                  50,000     5.75      10/06/95         50,000
of North Carolina              19,000     5.74      10/10/95         19,000
                               38,000     5.75      10/16/95         38,000
                               43,000     5.75      10/17/95         43,000
                               50,000     5.75      10/18/95         50,000
                               10,000     5.75      10/19/95         10,000
                               40,000     5.75      10/20/95         40,000

Total Bank Notes
(Cost--$1,834,568)                                                1,835,051

                      Certificates of Deposit--European--3.9%

ABN AMRO Bank N.V.             20,000     5.80       2/16/96         19,994
                               35,000     5.84       2/23/96         34,995
                               25,000     5.70       3/18/96         24,983
                               25,000     5.68       3/26/96         24,980

Abbey National PLC             20,000     6.76       4/02/96         20,073
                              100,000     6.54       4/09/96        100,270

Bank of Tokyo                 100,000     5.91      10/23/95        100,004

Bankamerica Corp.              50,000     5.78       1/10/96         49,982

Deutsche Bank                  50,000     6.63       3/22/96         50,138

Dresdner Bank                  25,000     5.76       2/29/96         24,989



CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995             (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                  Certificates of Deposit--European (concluded)

Mitsubishi Bank              $200,000     5.97 %    10/27/95     $  200,001

Morgan Guaranty               100,000     5.76       1/31/96         99,967
Trust Company                 350,000     5.80       2/08/96        349,887

National Westminster          180,000     5.78       2/06/96        179,930
Bank PLC

Sanwa Bank                     10,000     5.88      10/19/95         10,000

Total Certificates of Deposit--European

(Cost--$1,290,067)                                                1,290,193

                    Certificates of Deposit--Yankee--5.3%

Bank of Tokyo, Portland        50,000     5.90      10/27/95         50,002

Banque Nationale               52,000     5.76      10/17/95         51,997
de Paris, NY

Bayerische Hypotheken-        150,000     6.20       8/28/96        150,015
Und Wechsel-Bank, NY

Bayerische Landesbank,        125,000     6.20       8/28/96        125,012
NY                            175,000     6.205      9/13/96        175,018

Dai-Ichi Kangyo Bank,         100,000     5.89      10/20/95        100,001
NY                             50,000     5.90      10/23/95         50,001

Deutsche Bank, NY             250,000     5.76      10/02/95        250,000

Sanwa Bank, NY                 25,000     5.87      10/02/95         25,000
                               92,000     5.96      10/05/95         92,000
                               23,000     5.89      10/25/95         23,001

Sumitomo Bank, NY             150,000     5.98      10/05/95        150,000
                               50,000     5.98      10/11/95         50,000

Swiss Bank Corp., NY          200,000     5.77       1/30/96        199,923
                              200,000     5.77       2/02/96        199,915
                               50,000     5.75       2/26/96         49,976

Total Certificates of Deposit--Yankee
(Cost--$1,742,004)                                                1,741,861

                              Commercial Paper--37.2%

ABN AMRO North                 34,200     5.66      10/13/95         34,123
America Finance, Inc.          50,000     5.615      2/08/96         48,955

ANZ (Delaware), Inc.           20,000     6.11      10/02/95         19,990
                               50,000     5.64       1/08/96         49,198

APRECO, Inc.                   25,000     5.75      10/02/95         24,988

ARCO Coal Australia Inc.        9,638     5.68      12/07/95          9,531

Abbey National N.A.            50,000     5.64       1/12/96         49,166
Corporation

Allomon Funding Corp.          20,108     5.78      10/02/95         20,098
                               10,054     5.75      10/11/95         10,035
                               14,133     5.75      10/20/95         14,085
                                9,065     5.75      10/24/95          9,029
Alpine Securitization          15,000     5.75      10/16/95         14,959
Corp.                          60,000     5.76      10/18/95         59,818





CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                           Commercial Paper (continued)

American Express            $  75,000     5.63 %    10/06/95     $   74,916
Credit Corp.                  100,000     5.67      10/06/95         99,888
                               25,000     5.75      11/09/95         24,837
                              200,000     5.75      11/20/95        198,345
                              100,000     5.75      12/01/95         98,990

Ameritech Capital              42,400     5.62       1/22/96         41,625
Funding Corp.

Asset Securitization           75,000     5.75      10/17/95         74,782
Cooperative Corp.             100,000     5.66      10/19/95         99,678

Avco Financial Services,       10,000     5.75      10/03/95          9,994
Inc.                           45,000     5.88      10/10/95         44,921
                               40,000     5.74      10/27/95         39,821

B.B.V. Finance                 20,000     5.74      11/15/95         19,850
(Delaware), Inc

BTR Dunlop Finance Inc.        38,087     5.75      10/16/95         37,983

Bank of Nova Scotia            29,000     5.69      11/10/95         28,807

Bass Finance (C.I.) Ltd.       19,000     5.68      12/15/95         18,765

Bear Stearns Cos., Inc.        50,000     5.73      10/06/95         49,944
                               75,000     5.75      10/20/95         74,748
                               50,000     5.71      11/14/95         49,634
                               50,000     5.70      11/22/95         49,570
                               25,000     5.60       3/04/96         24,382

Beta Finance Inc.              23,000     5.71      11/17/95         22,821
                               19,000     5.70       2/20/96         18,567

Broadway Capital Corp.         20,000     5.78      10/11/95         19,961
                               19,000     5.75      10/16/95         18,948
                               15,596     5.75      10/20/95         15,544
                               20,101     5.76      10/23/95         20,024

Budget Funding Corp.           50,000     5.66      10/06/95         49,944
                               25,000     5.68      12/08/95         24,719

CIT Group Holdings,           100,000     5.75      10/02/95         99,952
Inc. (The)                    100,000     5.77      10/03/95         99,936

CS First Boston Inc.           25,000     5.75      10/04/95         24,980
                               29,000     5.77      10/10/95         28,949
                               45,000     5.77      10/11/95         44,913
                               21,000     5.77      10/12/95         20,956
                               30,000     5.74      10/27/95         29,866

CSW Credit, Inc.               26,200     5.71      11/07/95         26,038
                               35,000     5.72      11/13/95         34,750
                               15,700     5.68      12/08/95         15,524

CXC Inc.                       10,000     5.75      10/06/95          9,989
                               20,000     5.75      10/12/95         19,958
                               20,000     5.75      10/13/95         19,955
                               20,000     5.73      11/03/95         19,888
                               25,000     5.70      11/22/95         24,785
                               20,000     5.70      11/30/95         19,800
                               20,000     5.67      12/12/95         19,763




CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                            Commercial Paper (continued)

Cadbury Schweppes            $ 50,000     5.69 %    11/15/95     $   49,626
Money Management

Caisse des Depots              50,000     5.75      10/05/95         49,952
et Consignations               50,000     5.74      10/10/95         49,912
                               83,000     5.72      10/19/95         82,736
                               12,000     5.71      11/17/95         11,907

Caterpillar Financial          10,000     5.75      10/19/95          9,968
Services Corp.

Central and South              31,500     5.75      10/19/95         31,399
West Corp.                     21,000     5.70      11/07/95         20,870
                               15,000     5.70      11/16/95         14,886

Cheltenham & Glouster          30,000     5.64      10/12/95         29,938
PLC

Commonwealth Bank              50,000     6.45      10/03/95         49,964
of Australia

Corporate Receivables          25,000     5.64      10/10/95         24,956
Corp.                          25,000     5.66      10/13/95         24,944
                               25,000     5.75      10/16/95         24,931
                               25,000     5.66      10/20/95         24,915
                               30,000     5.80      11/03/95         29,831
                               40,000     5.70      11/08/95         39,747
                               30,000     5.70      11/22/95         29,744

Daimler-Benz North             45,000     5.71      11/02/95         44,757
American Corp.                 25,000     5.72      11/03/95         24,861

Dean Witter, Discover          29,000     5.75      10/02/95         28,986
& Co.                          35,000     5.75      10/05/95         34,966
                               35,000     5.75      10/18/95         34,894
                               20,000     5.74      10/20/95         19,933

Deer Park Refining L.P.        25,000     5.73      10/13/95         24,944
                               10,000     5.75      10/17/95          9,971

Diamond Asset Funding          20,181     5.90      11/30/95         19,979
Corporation

Dresdner US Finance Inc.      166,000     5.74      10/03/95        165,894

Du Pont (E.I.) De             300,000     6.05      10/05/95        299,713
Nemours & Co.

ESC Securitization Inc.        18,000     5.73      10/13/95         17,960
                               30,000     5.76      10/24/95         29,879
                               17,000     5.71      11/17/95         16,867

Eiger Capital Corp.           100,000     5.75      10/03/95         99,936
                               31,878     5.75      10/05/95         31,847
                               18,000     5.75      10/10/95         17,968

Falcon Asset                   55,225     5.75      10/16/95         55,075
Securitization Corp.           32,950     5.76      10/25/95         32,813
                               45,750     5.71      11/03/95         45,496
                               25,550     5.72      11/03/95         25,408
                               20,000     5.70      11/13/95         19,857

Fleet Funding Corp.            24,120     5.74      11/09/95         23,962



CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                            Commercial Paper (continued)

Ford Motor Credit           $ 500,000     5.73 %    10/03/95     $  499,682
Co.                           200,000     5.64      10/06/95        199,776
                              100,000     5.74      10/16/95         99,729
                              150,000     5.73      10/23/95        149,427
                              100,000     5.72      10/26/95         99,571
                               60,000     5.68      11/27/95         59,435
                              100,000     5.68      12/05/95         98,926
                              150,000     5.67      12/06/95        148,365

General Electric              100,000     6.11      10/04/95         99,920
Capital Corp.                 100,000     6.11      10/05/95         99,904
                              100,000     6.12      10/11/95         99,809
                              100,000     6.12      10/12/95         99,792
                               50,000     5.72      11/06/95         49,698
                              116,000     5.71      11/10/95        115,225
                              100,000     5.73      11/10/95         99,332
                               75,000     5.70      11/22/95         74,359
                              100,000     5.69       2/12/96         97,847
                              100,000     5.59       3/05/96         97,512
                               50,000     5.60       3/14/96         48,685
                              100,000     5.60       3/15/96         97,354

General Electric               50,000     6.12      10/11/95         49,904
Capital Services, Inc.        100,000     5.70      11/10/95         99,335

Glaxo Wellcome PLC            100,000     5.73      10/16/95         99,726
                               70,000     5.73      10/18/95         69,786
                               50,000     5.71      11/13/95         49,642
                               50,000     5.71      11/14/95         49,634
                              150,000     5.71      11/15/95        148,878
                               70,000     5.73      11/16/95         69,465
                               10,000     5.71      11/20/95          9,917

Goldman Sachs Group,          370,000     5.89      10/03/95        369,764
L.P.                          300,000     5.77      10/10/95        299,471

Hanson Finance (UK)            30,000     5.67      10/16/95         29,918
PLC                            25,000     5.73      11/16/95         24,809
                               20,000     5.72      11/20/95         19,834

Hertz Corp., The               50,000     5.66      10/04/95         49,960
                               10,000     5.66      10/06/95          9,989
                               20,000     5.68      12/08/95         19,776

International Lease            15,000     6.11      10/02/95         14,993
Finance Corp.                  25,000     5.90      10/03/95         24,984

International                  11,000     5.77      10/03/95         10,993
Nederlanden (US)               33,000     5.66      10/16/95         32,910
Funding Corp.                  25,000     5.76      10/19/95         24,919
                               75,000     5.61       2/28/96         73,195

KFW International              35,000     5.75      10/05/95         34,966
Finance Inc.

Kingdom of Sweden             139,050     5.67      12/18/95        137,267
                               50,000     5.66      12/22/95         49,327
                              100,000     5.66       1/24/96         98,141
                               10,950     5.59       3/22/96         10,648

Koch Industries Inc.           73,000     6.55      10/02/95         72,960
Leeds Permanent                40,000     6.15      10/10/95         39,930
Building Society



CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                            Commercial Paper (continued)

Matterhorn Capital          $  43,000     5.75 %    10/03/95    $    42,973
Corp.                          33,095     5.72      10/26/95         32,953

McKenna Triangle               25,000     5.66      10/13/95         24,944
National Corp.                 35,000     5.73      10/25/95         34,855
                               50,000     5.73      10/26/95         49,785
                               15,000     5.70      11/10/95         14,900
                               15,000     5.71      11/10/95         14,900
                               25,000     5.73      11/10/95         24,833
                               25,000     5.70      11/17/95         24,805
                               25,000     5.71      11/22/95         24,785
                               25,000     5.70      12/05/95         24,732

Morgan (J.P.)                 200,000     6.10      10/10/95        199,649
& Company, Inc.

Morgan Stanley Group,         200,000     5.73      10/27/95        199,109
Inc.

National Fleet                 50,000     5.75      10/18/95         49,848
Funding Corp.                 100,000     5.74      11/03/95         99,442

New Center Asset              112,000     5.76      10/02/95        111,946
Trust                         150,000     5.77      10/13/95        149,663
                              178,000     5.77      10/16/95        177,515
                              160,000     5.75      10/18/95        159,514
                               50,000     5.73      10/20/95         49,833

New South Wales                25,000     5.64       3/29/96         24,295
Treasury Corp.

Nomura Holding                 25,000     5.74      10/04/95         24,980
America, Inc.                  25,000     5.74      10/05/95         24,976
                               30,000     5.73      10/10/95         29,947
                               25,000     5.72      11/08/95         24,841
                               25,000     5.73      11/09/95         24,837
                               10,000     5.71      11/17/95          9,922

Norwest Corp.                  40,000     5.64      12/20/95         39,474
                               40,000     5.64      12/21/95         39,468
                               20,000     5.64      12/22/95         19,731

Oesterreichische              114,925     5.73      11/16/95        114,047
Kontrollbank                   35,000     5.59       3/27/96         34,008

Aktiengesellschaft
PHH Corp.                      35,585     5.75      10/04/95         35,557
                               50,000     5.75      10/05/95         49,952
                               69,884     5.75      10/06/95         69,806

Pitney Bowes Credit            10,000     6.10      10/06/95          9,989
Corp.

Preferred Receivables          25,025     5.75      10/02/95         25,013
Funding Corp.                  25,125     5.77      10/02/95         25,113
                               36,575     5.75      10/04/95         36,546
                               40,233     5.75      10/05/95         40,194
                               25,000     5.75      10/12/95         24,948
                               38,617     5.74      10/25/95         38,457
                               24,425     5.73      11/01/95         24,297
                               35,000     5.70      12/05/95         34,624



CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                            Commercial Paper (concluded)

Premium Funding, Inc.       $  16,330     5.77 %    10/02/95    $    16,322
(Series A--Q)                  11,394     5.75      11/09/95         11,320
                               32,276     5.72      11/17/95         32,025

Province of Ontario            25,000     5.55       3/20/96         24,319
Rexam PLC                      20,000     5.63      10/11/95         19,962
                               10,000     5.68      12/07/95          9,889
                               21,000     5.68      12/08/95         20,764

Riverwoods Funding             55,000     5.74      10/20/95         54,816
Corp.                          10,000     5.75      10/30/95          9,950
                               10,000     5.75      10/31/95          9,949

Sandoz Corp.                   34,500     5.74      11/03/95         34,307

Santander Finance              50,000     5.61       2/06/96         48,971
(Delaware) Inc.

Sheffield Receivables          44,000     6.55      10/02/95         43,976
Corp.                          50,000     5.75      10/11/95         49,904
                              106,000     5.69      11/15/95        105,213

Siemens Corp.                  25,000     5.615      2/06/96         24,485

Societe Generale               50,000     5.64      10/11/95         49,904
North America, Inc.

Student Loan Corp.             25,000     5.72      10/24/95         24,901

Svenska Handels-               50,000     5.70      10/24/95         49,799
banken, Inc.                   64,000     5.68      12/05/95         63,313
                               36,000     5.68      12/12/95         35,573
                               50,000     5.68      12/27/95         49,287

Toshiba International          10,300     5.76      10/30/95         10,249
Finance (UK) PLC

Toyota Motor Credit            15,000     5.75      10/10/95         14,974
Corp.

Transamerica Finance           10,000     6.10      10/13/95          9,978
Corp.

US Borax Inc.                  18,300     5.66      10/17/95         18,247
                               22,000     5.69      11/09/95         21,856
                               28,300     5.71      11/29/95         28,021

Vattenfall Treasury
Inc.                           50,000     5.58       3/20/96         48,638

WCP Funding Inc.               17,000     5.75      10/24/95         16,932
                               15,000     5.72      11/10/95         14,900
                               18,000     5.69      11/17/95         17,861

Western Australia              25,000     5.72      11/22/95         24,786
Treasury Corp.

Windmill Funding Corp.         11,878     5.75      10/02/95         11,872
                               85,557     5.75      10/06/95         85,461
                               35,570     5.75      10/10/95         35,508
                               25,146     5.77      10/13/95         25,090
                               31,169     5.75      10/25/95         31,040
                               10,680     5.70      11/17/95         10,597

Wool International             75,000     5.55       3/07/96         73,110

Total Commercial Paper
(Cost--$12,156,125 )                                             12,155,641

                                 Corporate Notes--2.3%

Ford Motor Credit Co.       $  38,090     8.875%     8/01/96   $     38,985



CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                           Corporate Notes--2.3% (concluded)

General Electric               20,000     6.07++    11/29/95         20,007
Capital Corp.                  86,850     6.55       3/25/96         87,076
                               50,000     6.55       3/28/96         50,130
                               90,000     6.39       5/06/96         90,225
                               50,000     5.68       9/09/96         49,910

Morgan (J.P.)                 146,500     5.80       7/17/96        146,421
& Company, Inc.++

SMM Trust-1995-K++            261,000     5.895      6/14/96        261,000

Total Corporate Notes
(Cost--$743,174)                                                    743,754

                                      Master Notes--1.5%

Goldman Sachs Group,          130,000     5.82      11/24/95        130,000
L.P.++                        300,000     5.82       2/14/96        300,000

Smith Barney Inc.++            75,000     5.80       3/07/96         75,000

Total Master Notes
(Cost--$505,000)                                                    505,000

                                    Medium-Term Notes--2.3%

Abbey National                150,000     7.05       3/01/96        150,720
Treasury Services PLC

Beta Finance Inc.             120,000     5.835++    9/16/96        120,000
                               38,000     6.66       3/29/96         38,129

CIT Group Holdings,           180,000     5.81       9/12/96        179,850
Inc. (The)++                  150,000     5.81       9/26/96        149,871

Toyota Motor Credit           112,000     5.753      9/13/96        111,927
Corp.++

Total Medium-Term Notes
(Cost--$749,631)                                                    750,497


                           US Government & Agency Obligations--
                                   Discount Notes--7.5%

Federal Farm Credit Bank       25,000     6.10      11/16/95         24,812
                               25,000     6.06       3/21/96         24,333

Federal Home                   75,000     6.07      10/02/95         74,965
Loan Banks                     48,450     6.07      10/03/95         48,420
                               20,000     5.50      10/05/95         19,981
                              115,000     5.53      10/11/95        114,785
                                9,890     5.91      10/17/95          9,862
                                9,615     6.13      11/08/95          9,555
                               46,060     5.97       1/05/96         45,361
                              109,000     6.00       1/05/96        107,345
                               10,000     6.00       1/08/96          9,844
                               19,000     6.03       1/08/96         18,703
                               30,000     5.98       1/11/96         29,517
                               50,000     6.02       1/11/96         49,194
                               25,000     6.02       1/12/96         24,593
                               11,500     5.55       1/22/96         11,295
                               22,000     6.08       1/23/96         21,605
                               43,000     5.56       1/24/96         42,220
                               55,000     5.49       2/28/96         53,709
                               38,950     6.13       3/22/96         37,905
                               20,000     6.02       4/05/96         19,420



CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                          US Government & Agency Obligations--
                               Discount Notes (concluded)

Federal Home Loan           $  67,000     5.54 %    10/10/95    $    66,885
Mortgage Corp.                 27,890     5.61      10/26/95         27,772
                               50,000     5.52       2/08/96         48,981
                               10,298     5.54       2/08/96         10,088
                               10,200     6.02       4/12/96          9,893

Federal National               50,000     5.60      10/03/95         49,969
Mortgage Association          151,000     5.66      10/04/95        150,881
                              390,000     5.62      10/19/95        388,782
                               45,000     5.62      10/23/95         44,831
                               22,815     5.46      11/02/95         22,694
                                8,260     5.54      12/01/95          8,179
                               16,300     5.54      12/04/95         16,133
                               35,000     6.07      12/07/95         34,626
                               18,255     5.52      12/13/95         18,043
                               12,285     5.52      12/20/95         12,129
                              290,000     5.52       2/12/96        283,909
                               91,975     5.50       2/20/96         89,929
                               50,000     5.505      2/20/96         48,888
                               13,600     5.51       2/20/96         13,297
                               43,000     5.50       2/21/96         42,037
                               50,000     5.50       2/28/96         48,826
                               57,725     5.51       2/28/96         56,370

International Bank For         50,000     5.57      10/18/95         49,851
Reconstruction                100,000     5.57      10/25/95         99,591
and Development

Total US Government & Agency Obligations--
Discount Notes (Cost--$2,439,477)                                 2,440,008


                     US Government & Agency Obligations--
                          Non-Discount Notes--33.4%

Federal Farm Credit            10,000     7.11       2/01/96         10,041
Bank                           25,000     6.39       4/17/96         25,052
                              140,000     5.80++     3/14/97        139,851

Federal Home Loan             280,000     6.18++    12/28/95        280,000
Banks                          20,000     7.16       2/01/96         20,086
                              179,500     7.13       2/09/96        180,254
                               20,000     6.85       2/28/96         20,078
                               16,000     9.80       3/25/96         16,294
                              209,485     6.42       4/24/96        209,904
                              274,000     6.21++     6/17/96        274,000
                              109,000     6.21++     6/21/96        109,000
                               60,000     5.635++    8/05/96         59,920
                               38,500     6.17++    12/23/96         38,522
                               88,000     7.10++     4/03/97         88,000
                               61,570     6.18      10/02/97         61,488
                               25,000     6.10++     1/26/98         24,811
                               50,000     6.10++     1/29/98         49,622
                              135,000     6.20++    10/11/00        135,000

Federal Home Loan              50,000     6.84       2/28/96         50,180
Mortgage Corp.                165,000     6.45       4/08/96        165,412
                               58,400     6.08++     5/06/96         58,400
                               55,000     6.25++     5/13/98         55,000


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)  (IN THOUSANDS)

                              Face      Interest    Maturity       Value
Issue                        Amount      Rate*        Date       (Note 1a)

                             US Government & Agency Obligations--
                               Non-Discount Notes (concluded)

Federal National            $ 120,000     6.15%++   12/20/95     $  120,000
Mortgage Association           95,000     6.12++     1/26/96         94,981
                              185,000     5.39++     2/07/96        184,993
                               50,000     5.39++     2/16/96         49,983
                               62,500     6.72       2/28/96         62,694
                              125,240     6.86       2/28/96        125,728
                               50,000     6.67       3/15/96         50,175
                              200,000     6.43       4/18/96        200,440
                              355,000     5.39++     5/10/96        354,895
                              374,000     6.08++     5/13/96        374,000
                              270,000     6.08++     5/24/96        270,000
                              200,000     5.63++     6/28/96        199,620
                              200,000     5.62       7/02/96        199,641
                              198,000     5.81++     7/08/96        197,828
                              173,000     5.568++    7/18/96        172,892
                              250,000     6.43++     8/08/96        249,876
                              624,000     5.593++   10/11/96        624,000
                              445,000     5.51++     2/21/97        445,000
                              242,920     6.46       3/27/96        243,552
                              267,700     6.20++     5/19/97        267,700
                              200,000     5.80++     8/07/97        199,612
                              267,000     6.25++     5/14/98        267,000

Student Loan                   71,000     5.37++    10/12/95         70,995
Marketing                      39,000     5.46++     2/08/96         38,996
Association                    15,000     6.943      2/21/96         15,060
                              120,500     5.64++     3/20/96        120,524
                               39,100     5.51++     4/16/96         39,117
                               50,000     5.47++     5/14/96         50,024
                               98,585     5.44++     8/09/96         98,528
                               15,000     5.74++     8/22/96         15,039
                              710,000     5.593++    9/20/96        710,000
                              275,000     5.97      10/04/96        275,028
                              150,000     5.65++     1/14/97        150,000
                                7,095     5.69++     1/23/97          7,099
                               38,480     5.71++     2/14/97         38,558
                               28,190     5.46++    10/14/97         28,116
                               16,025     5.67++    10/14/97         15,981
                               25,500     5.50++    10/17/97         25,455
                               29,000     5.67++    10/17/97         28,948
                               23,175     5.64++    10/30/97         23,198

US Treasury Notes             125,000     4.625      2/15/96        124,531
                              250,000     4.625      2/29/96        248,906
                               30,000     5.50       4/30/96         29,963
                              150,000     4.25       5/15/96        148,640
                              250,000     7.375      5/15/96        252,500
                              100,000     5.875      5/31/96        100,094
                              150,000     6.875     10/31/96        151,594
                              225,000     7.50       1/31/97        229,711
                              200,000     6.625      3/31/97        202,187
                               50,000     6.125      5/31/97         50,172
                              450,000     5.625      6/30/97        448,172
                              150,000     5.75       9/30/97        149,672

Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$10,912,783)                           10,912,333


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONCLUDED)  (IN THOUSANDS)

 Face                                                               Value
Amount                                  Issue                     (Note 1a)

                             Repurchase Agreements**--2.5%

$150,000              Fuji Securities, Inc., purchased
                      on 9/29/95 to yield 6.50% to
                      10/02/95                                  $   150,000

 150,000              Greenwich Capital Markets Inc.,
                      purchased on 9/29/95 to yield 6.50%
                      to 10/02/95                                   150,000

 150,000              HSBC Securities, Inc., purchased
                      on 9/29/95 to yield 6.55% to
                      10/02/95                                      150,000

 300,000              Lehman Brothers Inc., purchased
                      on 9/29/95 to yield 6.55% to
                      10/02/95                                      300,000




CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONCLUDED)  (IN THOUSANDS)

 Face                                                               Value
Amount                                  Issue                     (Note 1a)

                      Repurchase Agreements** (concluded)

 $55,757              SBC Capital Markets, Inc., purchased
                      on 9/29/95 to yield 6.30% to
                      10/02/95                                  $    55,757

Total Repurchase Agreements
(Cost--$805,757 )                                                   805,757

Total Investments
(Cost--$33,178,586 )--101.5%                                     33,180,095

Liabilities in Excess of Other Assets--(1.5%)                      (500,264)

                                                                -----------
Net Assets--100.0%                                              $32,679,831
                                                                ===========


[FN]
 *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes; the interest rates shown are the rates in effect at September 30, 1995.
**Repurchase Agreements are fully collateralized by US Government
  Obligations.
++Variable Rate Notes.


See Notes to Financial Statements.





CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1995
Assets:
Investments, at value (identified cost--$33,178,586,039++) (Note 1a)                                    $ 33,180,094,751
Cash                                                                                                             500,450
Receivables:
 Interest                                                                           $    163,913,667
 Beneficial interest sold                                                                    632,740         164,546,407
                                                                                    ----------------
Prepaid registration fees and other assets (Note 1d)                                                             461,587
                                                                                                        ----------------
Total assets                                                                                              33,345,603,195
                                                                                                        ----------------

Liabilities:
Payables:
 Securities purchased                                                                    645,832,195
 Investment adviser (Note 2)                                                               9,888,092
 Distributor (Note 2)                                                                      7,895,438
 Dividends to shareholders (Note 1e)                                                           2,460         663,618,185
                                                                                    ----------------
Accrued expenses and other liabilities                                                                         2,154,032
                                                                                                        ----------------
Total liabilities                                                                                            665,772,217
                                                                                                        ----------------
Net Assets                                                                                              $ 32,679,830,978
                                                                                                        ================

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                              $  3,267,832,227
Paid-in capital in excess of par                                                                          29,410,490,039
Unrealized appreciation on investments--net                                                                    1,508,712
                                                                                                        ----------------
Net Assets--Equivalent to $1.00 per share based on 32,678,322,266 shares of
beneficial interest outstanding                                                                         $ 32,679,830,978
                                                                                                        ================

++Cost for Federal income tax purposes. As of September 30, 1995, net unrealized appreciation for Federal income tax purposes amounted to $1,508,712, of which $7,496,711 related to appreciated securities and $5,987,999 related to depreciated securities.


See Notes to Financial Statements.




CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                $    935,644,982
                                                                                                        ----------------
Expenses:
Investment advisory fees (Note 2)                                                   $     58,564,660
Distribution fees (Note 2)                                                                19,274,070
Transfer agent fees (Note 2)                                                               6,507,086
Registration fees (Note 1d)                                                                1,286,416
Accounting services (Note 2)                                                                 536,418
Custodian fees                                                                               351,371
Printing and shareholder reports                                                             257,190
Professional fees                                                                             74,579
Trustees' fees and expenses                                                                   35,846
Other                                                                                        146,033
                                                                                    ----------------
Total expenses                                                                                                87,033,669
                                                                                                        ----------------
Investment income--net                                                                                       848,611,313
Realized Gain on Investments--Net (Note 1c)                                                                    6,363,175
Change in Unrealized Depreciation on Investments--Net                                                          9,309,099
                                                                                                        ----------------
Net Increase in Net Assets Resulting from Operations                                                    $    864,283,587
                                                                                                        ================




See Notes to Financial Statements.





CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                      For the Six        For the Year
                                                                                      Months Ended           Ended
Increase (Decrease) in Net Assets:                                                   Sept. 30, 1995      March 31, 1995
Operations:
Investment income--net                                                              $    848,611,313    $  1,209,280,186
Realized gain on investments--net                                                          6,363,175           7,984,282
Change in unrealized depreciation on investments--net                                      9,309,099           5,456,273
                                                                                    ----------------    ----------------
Net increase in net assets resulting from operations                                     864,283,587       1,222,720,741
                                                                                    ----------------    ----------------

Dividends and Distributions to Shareholders (Note 1e):
Investment income-- net                                                                 (848,611,313)     (1,209,280,186)
Realized gain on investments-- net                                                        (6,363,175)         (7,984,282)
                                                                                    ----------------    ----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders                                                                         (854,974,488)     (1,217,264,468)
                                                                                    ----------------    ----------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                      63,572,734,382     114,576,757,341
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                      853,229,324       1,214,458,420
                                                                                    ----------------    ----------------
                                                                                      64,425,963,706     115,791,215,761
Cost of shares redeemed                                                              (60,822,203,512)   (113,801,792,385)
                                                                                    ----------------    ----------------
Net increase in net assets derived from beneficial interest
transactions                                                                           3,603,760,194       1,989,423,376
                                                                                    ----------------    ----------------

Net Assets:
Total increase in net assets                                                           3,613,069,293       1,994,879,649
Beginning of period                                                                   29,066,761,685      27,071,882,036
                                                                                    ----------------    ----------------
End of period                                                                       $ 32,679,830,978    $ 29,066,761,685
                                                                                    ================    ================


See Notes to Financial Statements.


CMA MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have
been derived from information provided in the
financial statements.                                  For the Six
                                                       Months Ended             For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:               Sept. 30, 1995     1995          1994         1993         1992
Per Share Operating Performance:
Net asset value, beginning of period                    $      1.00  $      1.00  $      1.00  $      1.00    $     1.00
                                                        -----------  -----------  -----------  -----------   -----------
Investment income--net                                        .0273        .0437        .0276        .0309         .0498
Realized and unrealized gain (loss) on
investments--net                                              .0005        .0005       (.0005)       .0019         .0019
                                                        -----------  -----------  -----------  -----------   -----------
Total from investment operations                              .0278        .0442        .0271        .0328         .0517
                                                        -----------  -----------  -----------  -----------   -----------
Less dividends and distributions:
 Investment income--net                                      (.0273)      (.0437)      (.0276)      (.0309)       (.0498)
 Realized gain on investments--net                           (.0002)      (.0003)      (.0003)      (.0015)       (.0020)
                                                        -----------  -----------  -----------  -----------   -----------
Total dividends and distributions                            (.0275)      (.0440)      (.0279)      (.0324)       (.0518)
                                                        -----------  -----------  -----------  -----------   -----------
Net asset value, end of period                          $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                        ===========  ===========  ===========  ===========   ===========
Total Investment Return                                       5.59%*       4.50%        2.82%        3.30%         5.27%
                                                        ===========  ===========  ===========  ===========   ===========

Ratios to Average Net Assets:
Expenses, excluding distribution fees                          .44%*        .44%         .42%         .42%          .42%
                                                        ===========  ===========  ===========  ===========   ===========
Expenses                                                       .56%*        .56%         .55%         .55%          .54%
                                                        ===========  ===========  ===========  ===========   ===========
Investment income and realized gain on
investments--net                                              5.52%*       4.42%        2.79%        3.25%         5.18%
                                                        ===========  ===========  ===========  ===========   ===========

Supplemental Data:
Net assets, end of period (in thousands)                $32,679,831  $29,066,762  $27,071,882  $27,093,682   $29,106,627
                                                        ===========  ===========  ===========  ===========   ===========


*Annualized.




See Notes to Financial Statements.




CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion. The most restrictive annual expense limitation requires that the Adviser reimburse the Fund to the extent the Fund's expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) exceed 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the average daily net assets in excess thereof.


CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


No fee payment will be made to the Adviser during the year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.





CMA Money Fund

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Joseph T. Monagle, Jr.--Senior Vice President
Donald C. Burke--Vice President
Kevin J. McKenna--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].